Securities at fair value through other comprehensive income and securities at amortized cost - Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Debt securities at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance		₩ 42,477	₩ 40,614
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		(2,699)	2,271
Disposal and others	[1]	(1,432)	(408)
Ending balance		38,346	42,477
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		41,568	40,501
Transfer (from) to 12-month expected credit loss		14	14
Transfer (from) to life time expected credit loss		0	(111)
Provision (Reversal)		(2,279)	1,573
Disposal and others	[1]	(1,053)	(409)
Ending balance		38,250	41,568
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		909	113
Transfer (from) to 12-month expected credit loss		(14)	(14)
Transfer (from) to life time expected credit loss		0	111
Provision (Reversal)		(420)	698
Disposal and others	[1]	(379)	1
Ending balance		96	909
Debt securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance		11,423	10,916
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		(1,612)	(136)
Disposal and others	[1]	377	643
Ending balance		10,188	11,423
Debt securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		11,283	10,759
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		(1,515)	(113)
Disposal and others	[1]	369	637
Ending balance		10,137	11,283
Debt securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance		140	157
Transfer (from) to 12-month expected credit loss		0	0
Transfer (from) to life time expected credit loss		0	0
Provision (Reversal)		(97)	(23)
Disposal and others	[1]	8	6
Ending balance		₩ 51	₩ 140

[1]	Included the effects from changes in debt restructuring, investment conversion, foreign exchange rate and the others.